Other Liabilities - Additional Information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Line Items]
Contingent liabilities	$ 74,808,000	$ 71,693,000	$ 64,489,000
Unasserted Claims
Other Liabilities [Line Items]
Contingent liabilities	74,800,000	71,700,000	$ 64,500,000
Minimum
Other Liabilities [Line Items]
Estimated range of reasonably possible losses in excess of reserves accrued	0	0
Maximum
Other Liabilities [Line Items]
Estimated range of reasonably possible losses in excess of reserves accrued	$ 23,300,000	$ 14,400,000